Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other income and other expenses
Schedule of other operating income

In EUR	2020	2019	2018
Exchange gains	3,326,593	911,779	1,297,223
Damages/insurance proceeds	12,282	21,224	15,099
Bargain purchase gain	—	—	2,992,660
Miscellaneous other operating income	1,630,159	1,425,994	717,495
Total	4,969,034	2,358,997	5,022,477

Schedule of other operating expenses

In EUR	2020	2019	2018
Exchange losses	5,462,494	937,045	1,355,207
Losses on disposals of assets	76,561	16,565	—
Other taxes	—	1,190	8,039
Increase in bad debt provisions	323,200	572,928	255,886
Miscellaneous other operating expenses	1,297,265	1,887,415	1,412,148
Total	7,159,521	3,415,143	3,031,280